Transamerica TransSurvivorSM Life
                        Variable Universal Life Insurance
                                    Issued by
                 Transamerica Occidental Life Insurance Company
                             Separate Account VUL-4

                        Supplement Dated February 4, 2002

                                       To

                          Prospectus Dated May 1, 2001

The following information supplements the Prospectus. You should read it together with the Prospectus.

1. Effective February 4, 2002, the Estate Protection Rider is no longer available for new policies.

2. Effective February 4, 2002, the Secure Estate Rider is available, for an additional fee, subject to state approval, for new policies issued on and after this date with policy dates of February 4, 2002 or later.

3. Effective February 4, 2002, the Surrender Penalty Deferral Endorsement is available, at no additional cost, for new policies issued on and after this date.

4. The following changes are made to the Charges Other Than Portfolio Expenses table starting on page 10:

a. The following fifth item is added as one of the charges, described in the Amount Deducted column, which make up the Monthly Deduction on page 10:

         ----------------------- ---------------------- ---------------------------- ------------------------------
                                    When Charge is                Amount              Policies From Which Charge
         Type of Fee                   Deducted                  Deducted                     is Deducted
         ----------------------- ---------------------- ---------------------------- ------------------------------
         o        Monthly        Beginning with the     Varies as described below.   All until the policy
              Deduction          policy date and each   Sum of these four charges:   anniversary nearest the
                                 monthly policy date                                 100th birthday of the
                                 thereafter until the   o        Monthly Deduction   younger of the joint
                                 policy anniversary          Rate times each         insureds.
                                 nearest the 100th           $1,000 of net amount
                                 birthday of the             at risk on the base
                                 younger of the joint        policy; plus
                                 insureds.              o        Monthly Deduction
                                                             for Riders; plus
                                                        o        Policy fee; plus
                                                        o        Monthly expense
                                                             charge per thousand.
                                                        o        An Option
                                                             Election Charge will
                                                             be taken during
                                                             policy years 11-15
                                                             for amounts of Secure
                                                             Estate Rider coverage
                                                             continued under the
                                                             base policy.
         ----------------------- ---------------------- ---------------------------- ------------------------------







                                   Page 1 of 4
     b.  The following Select Estate Rider charge is added to the Monthly Deduction for Riders on page 11:

         -------------------------- ----------------------- ------------------------ ------------------------------
                                        When Charge is              Amount            Policies From Which Charge
                                                                    ------                                -------
         Type of Fee                       Deducted                Deducted                   is Deducted
         -------------------------- ----------------------- ------------------------ ------------------------------
         o        Monthly
              Deduction for Riders

         >>       Select Estate
              Rider                 Part of monthly         Rate times .001 times    All policies on which rider
                                    deduction during        the rider face amount.   is in force. Rider expires
                                    first 10 policy years.  Rates vary by the same   after 10th policy year.
                                                            parameters as the base
                                                            policy monthly
                                                            deduction rate.
         -------------------------- ----------------------- ------------------------ ------------------------------

     c. The following Option Election Charge is added to immediately follow the Monthly Expense Charge Per Thousand item on page 11:

         -------------------------- ----------------------- ------------------------ ------------------------------
                                        When Charge is              Amount            Policies From Which Charge
                                                                    ------                                -------
         Type of Fee                       Deducted                Deducted                   is Deducted
         -------------------------- ----------------------- ------------------------ ------------------------------
         o        Option Election   Part of monthly         Rate times each $1,000   All policies on which rider
              Charge                deduction for base      of rider coverage        coverage is continued under
                                    policy during policy    elected to be            the Option to Continue
                                    years 11-15.            continued as an          Coverage. This charge is in
                                                            increase in the base     addition to any other
                                                            policy face amount.      monthly deductions that
                                                            Rates are determined     reflect the increase in the
                                                            at policy issue and      face amount of the base
                                                            vary by the same         policy.
                                                            parameters as the base
                                                            policy Monthly Expense
                                                            Charge Per Thousand.
         -------------------------- ----------------------- ------------------------ ------------------------------

5.   The following changes are made to the Monthly Deduction section:

a. The following paragraph is added to immediately follow the second paragraph on page 21:

         In addition, an Option Election Charge will be taken during policy years 11 through 15 for amounts of Secure Estate Rider coverage you elect to continue under the base policy beginning on the 10th policy anniversary. The charge is equal to a rate times each $1,000 of rider coverage elected to be continued as an increase in the base policy face amount. The rate is established at policy issue and varies by the same parameters as the Monthly Expense Charge Per Thousand for the base policy. The charge is level for the five policy years during which it is assessed. The monthly deductions for the base policy will reflect the increase in base policy face amount for any rider coverage you elect to continue beginning on the 10th policy anniversary.

b. The Secure Estate Rider provision is added to the Monthly Deduction for Riders section on page 22:

o ________ Secure Estate Rider - The fee for this rider is part of the monthly deduction during the first ten policy years and is a rate times each $1,000 of rider face amount. Rates vary by the same parameters as the base policy monthly deduction rates. The current rates are guaranteed for the first five policy years. An Option Election Charge, described in the Monthly Deduction provision on page 21, will be assessed during policy years 11 through 15 on any rider coverage amounts you elect to continue as an increase in the base policy face amount starting on the 10th policy anniversary.
                                   Page 2 of 4
6. The last paragraph of the Decreasing the Face Amount portion of the Option to Change the Face Amount provision on page 34 is changed, in its entirety, to read as follows:

     If the face amount is decreased during any required premium period, we will recalculate the required premium per year for the remainder of the required premium period based on the new face amount. Face amount reductions may require reductions in the amount of coverage under the Estate Protection Rider (for policies issued before February 4, 2002) or the Secure Estate Rider (for policies issued on or after February 4, 2002), if either rider is in force at the time of the face amount decrease.

7. The following Secure Estate Rider and Surrender Penalty Deferral Endorsement provisions are added to the OTHER BENEFITS section starting on page 49:

     Secure Estate Rider

     This rider may only be added to the policy at the time the policy is issued. Adding this rider will increase your monthly deductions for the policy, as described below. Adding the rider also increases the required premium per year for the policy and the select monthly premium amount of the Endorsement to Modify Grace Period.

     The Secure Estate Rider is a 10-year level term insurance rider. It is generally available to proposed insureds between the ages of 16 and 80 at issue on policies with a minimum base policy face amount of $1,000,000. If you elect and we approve coverage under this rider and if the surviving insured dies during the first 10 policy years while the rider and the base policy are in force, we will pay the rider death benefit in addition to the base policy death benefit.

     The minimum rider amount is $500,000. The maximum rider amount is three times the base face amount.

     At the end of the tenth policy year, you may elect to continue part or all of the rider coverage amount by increasing the base policy's face amount. No evidence of insurability is required to exercise the option to continue coverage. An Option Election Charge will be assessed in policy years 11 through 15 if coverage is continued. Any coverage amounts not continued expire at the end of the tenth policy year.

     Monthly Deductions. We will take the monthly deduction for this rider during the first 10 policy years. The current monthly deduction rates are guaranteed for the first five policy years. If you elect to continue part or all of the rider coverage after the end of the first 10 policy years, we will take the Option Election Charge as part of the monthly deduction for the base policy during policy years 11 through 15.

     Termination. You may terminate the rider at any time before the end of the tenth policy year by sending us written notice. The rider automatically terminates at the end of the tenth policy year. The rider will also terminate if you exchange the policy under the Guaranteed Exchange Option provision of the policy, the Option to Split the Policy provision of the policy or the Guaranteed Policy Split Option Rider.

     Possible advantages to you of electing coverage under the rider rather than as additional base policy face amount are:

o The monthly deductions for the rider coverage during the first 10 policy years are less than for an equivalent amount of base policy coverage on the same joint insureds; and

o You may terminate the rider coverage without incurring surrender penalties for a face amount reduction.

     You may want to consider obtaining part of your survivorship policy coverage under the rider if you are uncertain about your long term life insurance needs and are looking for additional flexibility in your estate planning.




                                   Page 3 of 4
     A possible disadvantage of selecting the rider for part of your coverage is that you will incur an Option Election Charge during policy years 11 through 15 for rider coverage amounts you elect to continue. This may result in higher premium payments over the duration of the policy than you would have paid if you had taken a base policy for the full amount of coverage at issue. This charge does not apply for base policy coverage provided from the start of the policy.

     Surrender Penalty Deferral Endorsement

     This endorsement may only be added to the policy at the time the policy is issued. There is no charge for this endorsement. If approved in the state in which you apply for the policy, the endorsement will be added to your policy at issue if the required premium per year for your policy is at least $50,000 and you request the endorsement on your application.

     This endorsement allows you, on a one-time basis, to defer the surrender penalty due the first time you request a decrease in the face amount on or after the fifth policy anniversary. If you subsequently request another decrease in face amount or a full or partial surrender during the surrender penalty period for the policy, we will assess the deferred surrender penalty plus the surrender penalty due from this subsequent transaction.

     We will not defer the surrender penalty for a full or partial surrender. We will not defer the surrender penalty for a decrease in face amount effective prior to the end of the fifth policy year. You will be assessed the appropriate surrender penalty in those circumstances.

8. The last sentence in the second paragraph of the Assumptions section on page 64 in APPENDIX C is changed to read:

     The tables assume that the Full Death Benefit Rider and, if applicable, the Estate Protection Rider or the Secure Estate Rider are not in effect on the policy.












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